INVESTMENT IN EVOGENE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVESTMENT IN EVOGENE [Abstract]
Amount of unrealized gain in accumulated other comprehensive income	$ 5,367	$ 4,264	$ 6,405